PREPAID EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES
Schedule of Prepaid Expenses
	March 31,	December 31,
	2023	2022
Prepaid insurance	$-	$42,078
Prepaid interest	-	780
	$-	$42,858

	December 31,	December 31,
	2022	2021
Prepaid insurance	$42,078	$58,853
Prepaid services/other	780	104,708
	$42,858	$163,561